Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Schedule of Subsidiaries
The consolidated financial statements include the accounts of the Corporation and its principal subsidiaries as follows:

	Percentage ownership
	2023	2022
Ballard Motive Solutions	100%	100%
Guangzhou Ballard Power Systems Co., Ltd.	100%	100%
Ballard Power Systems Europe A/S	100%	100%
Ballard Hong Kong Ltd.	100%	100%
Ballard US Inc.	100%	100%
Ballard Services Inc.	100%	100%
Ballard Fuel Cell Systems Inc.	100%	100%
Ballard Power Corporation	100%	100%

Schedule of Detailed Information About Property, Plant and Equipment
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

Computer equipment	3 to 10 years
Furniture and fixtures	5 to 10 years
Leasehold improvements	The shorter of initial term of the respective lease and
estimated useful life
Production and test equipment	4 to 15 years

	December 31, 2023	December 31, 2022
Property, plant and equipment owned	$102,206	$70,344
Right-of-use assets	14,119	12,017
	$116,325	$82,361
10.    Property, plant and equipment (cont'd):
Property, plant and equipment owned

Net carrying amounts	December 31, 2023	December 31, 2022
Computer equipment	$1,405	$1,207
Furniture and fixtures	1,436	1,323
Leasehold improvements	2,245	1,550
Production and test equipment	97,120	66,264
	$102,206	$70,344

Cost	December 31, 2022	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2023
Building	$—	$936	$—	$—	$—	$936
Computer equipment	6,741	745	—	(130)	—	7,356
Furniture and fixtures	2,406	328	—	—	30	2,764
Leasehold improvements	9,650	1,103	—	—	27	10,780
Production and test equipment	109,202	38,102	(111)	(1,041)	(55)	146,097
	$127,999	$41,214	$(111)	$(1,171)	$2	$167,933

Accumulated depreciation	December 31, 2022	Depreciation	Disposals	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2023
Building	$—	$—	—	$936	$—	$—	$936
Computer equipment	5,534	491	—	—	(73)	(1)	5,951
Furniture and fixtures	1,083	245	—	—	(12)	12	1,328
Leasehold improvements	8,100	431	—	—	4	—	8,535
Production and test equipment	42,938	7,132	(23)	31	(1,090)	(11)	48,977
	$57,655	$8,299	$(23)	$967	$(1,171)	$—	$65,727
During the year ended December 31, 2023, impairment charges of $967,000 (2022 - $7,000) consist primarily of a write-down of assets of $936,000 (2022 - $nil), as the Corporation has decided to suspend investment in a planned facility in China (note 27), and an impairment loss of $31,000 (2022 - $7,000) for production and test equipment.

Cost	December 31, 2021	Additions	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$6,852	$181	$—	$(290)	$(2)	$6,741
Furniture and fixtures	1,914	700	—	(208)	—	2,406
Leasehold improvements	9,450	388	—	(185)	(3)	9,650
Production and test equipment	77,644	32,663	(7)	(1,109)	11	109,202
	$95,860	$33,932	$(7)	$(1,792)	$6	$127,999
10.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation	December 31, 2021	Depreciation	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$5,253	$574	$(290)	$(3)	$5,534
Furniture and fixtures	1,152	139	(208)	—	1,083
Leasehold improvements	7,932	353	(185)	—	8,100
Production and test equipment	37,668	6,368	(1,109)	11	42,938
	$52,005	$7,434	$(1,792)	$8	$57,655

Schedule of Quantitative Information About Right-of-Use Assets
Leased assets are depreciated over the shorter of the lease term or their useful lives unless it is reasonably certain that the Corporation will obtain ownership by the end of the lease term.

Right-of-use asset - Property	1 to 15 years
Right-of-use asset - Office equipment	4 to 7 years
Right-of-use asset - Vehicles	1 to 5 years
Right-of-use assets
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 19).

Net carrying amounts included in property, plant and equipment	December 31, 2023	December 31, 2022
Property	$13,691	$11,487
Equipment	70	116
Vehicle	358	414
	$14,119	$12,017

Cost	December 31, 2022	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$28,844	$5,676	$(73)	$—	$34,447
Equipment	188	—	(11)	(1)	176
Vehicle	637	150	(135)	(15)	637
	$29,669	$5,826	$(219)	$(16)	$35,260

Accumulated depreciation	December 31, 2022	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$17,357	$3,382	$(3)	$21	$20,757
Equipment	72	41	(7)	—	106
Vehicle	223	109	(58)	4	278
	$17,652	$3,532	$(68)	$25	$21,141

Cost	December 31, 2021	Additions	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$26,427	$2,746	$—	$(341)	$12	$28,844
Equipment	175	13	—	—	—	188
Vehicle	372	290	(25)	—	—	637
	$26,974	$3,049	$(25)	$(341)	$12	$29,669
10.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2021	Depreciation	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$14,590	$3,108	$—	$(341)	$—	$17,357
Equipment	36	36	—	—	—	72
Vehicle	142	87	(6)	—	—	223
	$14,768	$3,231	$(6)	$(341)	$—	$17,652

Schedule of Recognition and Measurement of Goodwill and Intangible Assets	Recognition and measurement

Goodwill	Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development	Expenditure on research activities is recognized in profit or loss as incurred.
Development expenditure is capitalized only if the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Corporation intends to and has sufficient resources to complete development and to use or sell the asset. Otherwise, it is recognized in profit or loss as incurred. Subsequent to initial recognition, development expenditure is measured at cost less accumulated amortization and any accumulated impairment losses.
Intangible assets	Intangible assets, including patents, know-how, in-process research and development, trademarks and service marks, customer contracts and relationships, non-compete agreements, and software systems that are acquired or developed by the Corporation and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Schedule of Intangible Assets with Indefinite Useful Life
The estimated useful lives for current and comparative periods are as follows:

Acquired patents, know-how and in-process research & development	5 to 20 years
ERP management reporting software system	5 to 10 years
Acquired customer contracts and relationships	7 to 10 years
Acquired non-compete agreements	1 to 3 years
Domain names	15 years
Acquired trademarks and service marks	15 years
Internally generated fuel cell intangible assets	3 to 5 years